CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (8,310)	$ (37)	$ (45)	$ (16,620)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization on debt discount				20
Stock-based compensation	11,352	1	1	4,382
Amortization of right-of-use assets	(51)
Change in fair value of warrant liabilities	(18,708)			5,136
Financing costs—derivative warrant liabilities				762
Research and development-acquired license, expensed				5,000
Changes in operating assets and liabilities:
Prepaid and other current assets	436			(1,318)
Other assets	(105)			(82)
Accounts payable	1,339	34	35	456
Accrued expenses	2,397
Due to related parties	(14)	2	9	(15)
Lease liabilities	52
Net cash used in operating activities	(11,612)			(2,279)
Cash Flows from Investing Activities:
Research and development-acquired license	(5,000)
Capital expenditures	(228)
Net cash used in investing activities	(5,228)
Cash Flows from Financing Activities:
Net proceeds from reverse acquisition				64,070
Proceeds from Founders				1
Proceeds from warrants exercised for cash	40,671
Proceeds from issuance of notes payable to related parties				300
Repayment of notes payable to related parties				(300)
Net cash provided by financing activities	40,671			64,071
Net increase in cash and cash equivalents	23,831			61,792
Cash and cash equivalents at the beginning of the period	61,792
Cash and cash equivalents at the end of the period	85,623			61,792
Supplemental disclosure of cash flow information:
Cash paid for income taxes			$ 0	0
Cash paid for interest	25			$ 25
Supplemental schedule of non-cash investing and financing activities:
Issuance of restricted stock not yet paid		$ 15
Reclassification of warrant liabilities to equity due to warrant exercises for cash	2,503
Right-of-use assets obtained in exchange for operating lease liabilities	$ 4,166